LEASES	12 Months Ended
Dec. 31, 2022
Leases
LEASES

3 - LEASES

In February 2017, the FASB issued ASU No. 2016-02, Leases (“Topic 842”), to provide guidance on recognizing lease assets and lease liabilities on the consolidated balance sheet and disclosing key information about lease arrangements, specifically differentiating between different types of leases. The Company adopted Topic 842, with an effective date of January 1, 2022. The consolidated financial statements from this date are presented under the new standard, while the comparative periods presented are not adjusted and continue to be reported in accordance with the Company’s historical accounting policy. This standard requires all lessees to recognize a right-of-use asset and a lease liability, initially measured at the present value of the lease payments.

Under Topic 842, the Company applied a dual approach to all leases whereby the Company is a lessee and classifies leases as either finance or operating leases based on the principle of whether or not the lease is effectively a financed purchase by the Company. Lease classification is evaluated at the inception of the lease agreement. Regardless of classification, the Company records a right-of-use asset and a lease liability for all leases with a term greater than 12 months. Operating lease expense is recognized on a straight-line basis over the term of the lease.

Operating right of use (“ROU”) assets and operating lease liabilities are recognized at the lease commencement date. Operating lease liabilities represent the present value of lease payments not yet paid. Operating right of use assets represent our right to use an underlying asset and is based upon the operating lease liabilities adjusted for prepayments or accrued lease payments, initial direct costs, lease incentives, and impairment of operating lease assets. To determine the present value of lease payments not yet paid, we estimate incremental secured borrowing rates corresponding to the maturities of the leases.

The adoption of the new lease standard had a significant impact on the Consolidated Balance Sheets, resulting in the recognition on 1/1/2022 a right-of-use asset of $36,304,289, current lease liabilities of $7,370,890 and long-term lease liabilities of $29,884,584. In addition, the Company recognized a $414,373 cumulative-effect adjustment to retained earnings on the Consolidated Statements of Shareholders’ Equity related to the unamortized deferred lease costs incurred in prior periods which do not meet the definition of initial direct costs under Topic 842. The adoption of Topic 842 did not have a significant impact on the lease classification or a material impact on the Consolidated Statements of Operations.

The components of the right-of-use asset and lease liabilities as of December 31, 2022 are as follows:

At December 31, 2022, supplemental balance sheet information related to leases were as follows:

Operating lease right of use asset	$83,325,075
Operating lease liability, current portion	$4,293,085
Operating lease liability, net of current portion	$81,626,338

At December 31 2022, future minimum lease payments under the non-cancelable operating leases are as follows:

Twelve Months Ending December 31,
2023	$12,695,360
2024	13,104,192
2025	13,501,012
2026	13,147,855
2027	9,626,575
Thereafter	93,577,837
Total lease payment	$155,652,832

Less interest	(69,733,409)
Present value obligation	85,919,423
Short-term liability	(4,293,085)
Long-term liability	81,626,338

The following summarizes other supplemental information about the Company’s operating lease:

December 31,
2022
Weighted average discount rate	10%
Weighted average remaining lease term (years)	11.7 years

Year Ended December 31, 2022
Operating lease cost	$12,234,919
Total lease cost	$12,234,919